Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of earnings per share

	2025	2024	2023
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	6,175	5,316	4,274

	2025	2024	2023
	million	million	million
Basic weighted average number of shares in issue	14,112	14,755	15,445
Number of potential ordinary shares	492	516	450
Diluted weighted average number of shares	14,604	15,271	15,895

	Basic earnings per share			Diluted earnings per share
	2025	2024	2023	2025	2024	2023
	p	p	p	p	p	p
Earnings per ordinary share	43.8	36.0	27.7	42.3	34.8	26.9